UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Green Square Equity Income Fund
Schedule of Investments
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 9.4%
General Motors	77	$2,819
Macy's	64	1,891
Staples	277	2,548
Target	35	2,257
		9,515
Consumer Staples - 11.2%
Altria Group	42	2,990
Archer-Daniels-Midland	62	2,744
Coca-Cola	67	2,785
Procter & Gamble	33	2,891
		11,410
Energy - 10.3%
Exxon Mobil	31	2,600
HollyFrontier	88	2,549
PBF Energy - Class A	109	2,528
Valero Energy	43	2,828
		10,505
Health Care - 10.8%
AbbVie	45	2,750
Amgen	18	2,820
Johnson & Johnson	24	2,718
Merck & Co.	44	2,728
		11,016
Industrials - 10.7%
Boeing	18	2,942
Cummins	19	2,793
Lockheed Martin	10	2,513
United Parcel Service - Class B	24	2,619
		10,867
Information Technology - 11.1%
Cisco Systems	92	2,826
Intel	79	2,909
QUALCOMM	41	2,190
Western Digital	42	3,349
		11,274
Materials - 11.4%
Dow Chemical	49	2,922
Eastman Chemical	36	2,790
International Paper	53	3,000
Mosaic	92	2,886
		11,598
Telecommunication Services - 11.1%
AT&T	70	2,951
CenturyLink	113	2,922
Frontier Communications	765	2,670
Verizon Communications	55	2,696
		11,239
Utilities - 11.4%
Ameren	56	2,948
Duke Energy	37	2,906
Public Service Enterprise Group	66	2,921
WEC Energy Group	47	2,775
		11,550

Total Common Stocks
(Cost $97,859)		98,974

SHORT-TERM INVESTMENT - 0.5%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 0.47% ^
(Cost $478)	478	478

Total Investments - 97.9%
(Cost $98,337)		99,452
Other Assets and Liabilities, Net - 2.1%		2,193
Total Net Assets - 100.0%		$101,645

^	The rate shown is the annualized seven day effective yield as of January 31, 2017.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,974	-	-	$98,974
Short-Term Investment	478	-	-	478
Total Investments	$99,452	-	-	$99,452

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund recognized no transfers to/from any levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Green Square Equity Income Fund
Cost of investments	$98,337
Gross unrealized appreciation	4,041
Gross unrealized depreciation	(2,926)
Net unrealized appreciation	$1,115

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date March 22, 2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date March 22, 2017